Summary of material accounting policies (Details)	12 Months Ended
Dec. 31, 2024
Amendments To I A S 21 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	Amendments to IAS 21
Description of nature of impending change in accounting policy	Lack of Exchangeability.
Date by which application of new IFRS is required	Jan. 01, 2025
Amendments to IAS 7 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	Amendments to IAS 7
Description of nature of impending change in accounting policy	Cash Flow Statements - Cost method.
Date by which application of new IFRS is required	Jan. 01, 2026
Amendments to IFRS 1 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	Amendments to IFRS 1
Description of nature of impending change in accounting policy	First-time adoption of International Financial Reporting Standards - Changes in references to hedge accounting.
Date by which application of new IFRS is required	Jan. 01, 2026
Amendments to IFRS 7 and IFRS 9 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	Amendments to IFRS 7 and IFRS 9
Description of nature of impending change in accounting policy	Classification and Measurement of Financial Instruments.
Date by which application of new IFRS is required	Jan. 01, 2026
Amendments to IFRS 10 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	Amendments to IFRS 10
Description of nature of impending change in accounting policy	Consolidated Financial Statements.
Date by which application of new IFRS is required	Jan. 01, 2026
IFRS 18 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	IFRS 18
Description of nature of impending change in accounting policy	Presentation and disclosures in the Financial Statements.
Date by which application of new IFRS is required	Jan. 01, 2027
IFRS 19 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	IFRS 19
Description of nature of impending change in accounting policy	Subsiduaries without Public Accountability: Disclousures.
Date by which application of new IFRS is required	Jan. 01, 2027